SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010 segments years manufacturingsites countries products brinesandwells wells employees
Amortization Period for Cost Capitalized on Asset Retirement Obligations (in years)	10
Sales Revenue, Goods, Net, Percentage	99.00%
Sales Revenue, Non Goods, Net, Percentage	1.00%
From Deferred Charges and Other Assets to Other Current Assets [Member]
Prior Period Reclassification Adjustment	$ 349